Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
Share-based payment awards that entitle holders to receive non-forfeitable dividends before vesting are considered participating securities that are included in the calculation of earnings per share using the two-class method. The two-class method is an earnings allocation formula under which earnings per share is calculated for common stock and participating securities according to dividends declared and participating rights in undistributed earnings. Under this method, all earnings, distributed and undistributed, are allocated to common shares and participating securities based on their respective rights to receive dividends.
The following table presents the calculation of basic and diluted earnings per share for the periods indicated.

	For the Years Ended December 31,
(In thousands, except per share data)	2018	2017	2016
Earnings per common share - basic
Net income	$370,249	$142,413	$186,777
Preferred stock dividends	(9,095)	(9,095)	(7,977)
Dividends and undistributed earnings allocated to unvested restricted shares	(3,583)	(1,210)	(1,872)
Earnings allocated to common shareholders - basic	$357,571	$132,108	$176,928
Weighted average common shares outstanding	55,008	50,640	40,948
Earnings per common share - basic	6.50	2.61	4.32

Earnings per common share - diluted
Earnings allocated to common shareholders - basic	$357,571	$132,108	$176,928
Dividends and undistributed earnings allocated to unvested restricted shares	(49)	(1)	(37)
Earnings allocated to common shareholders - diluted	$357,522	$132,107	$176,891
Weighted average common shares outstanding	55,008	50,640	40,948
Dilutive potential common shares	352	352	158
Weighted average common shares outstanding - diluted	55,360	50,992	41,106
Earnings per common share - diluted	$6.46	$2.59	$4.30

For the years ended December 31, 2018, 2017, and 2016, the calculations for basic shares outstanding exclude the weighted average shares owned by the RRP of 564,973, 467,601, and 447,818, respectively.
The effects from the assumed exercises of 154,397, 71,260, and 155,969 stock options were not included in the computation of diluted earnings per share for the years ended December 31, 2018, 2017, and 2016, respectively, because such amounts would have had an antidilutive effect on earnings per common share.